Note 11 - Benefits Plans - Schedule of Employee Stock Ownership Plan 1 (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares held by the ESOP (in shares)	75,080	75,080	72,905
Fair value per share (in dollars per share)	$ 26	$ 23.5	$ 28.31
Maximum cash obligation	$ 1,952,000	$ 1,764,000	$ 2,064,000